Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No.1 to the Annual Report on Form 20-F for the fiscal year ended December 31, 2020, originally filed with the Securities and Exchange Commission on March 30, 2021 (the "2020 Form 20-F”), is being filed solely for the purposes of: (1) amending the Major Shareholders table on page 100 of the 2020 Form 20-F; and (2) adding Exhibit 101 to Item 19 “Exhibits” and furnishing the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Exhibit 101 was not previously filed. Other than as expressly set forth above, this Amendment No. 1 to the 2020 Form 20-F does not, and does not purport to, amend, update or restate the information in any other item of the 2020 Form 20-F, or reflect any events that have occurred after the 2020 Form 20-F was originally filed.
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	SLN
Entity Registrant Name	Silence Therapeutics plc
Entity Central Index Key	0001479615
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	83,306,259
Document Shell Company Report	false
Title of 12(b) Security	American Depositary Shares, each representing 3 ordinary shares, nominal value £0.05 per share
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	GB
Entity File Number	001-39487
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	72 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W14 8TH
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Entity Address, Country	GB
Entity Address, Address Line One	72 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W14 8TH
Contact Personnel Name	Mark Rothera
Local Phone Number	3457 6900
City Area Code	+44 20